Segment Reporting - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Consolidated total assets	$ 21,659	$ 11,844	$ 13,433
Reportable Segments
Segment Reporting Information [Line Items]
Consolidated total assets	21,734	12,022	13,756
Intersegment
Segment Reporting Information [Line Items]
Elimination of intersegment receivables Intersegment	$ (75)	$ (178)	$ (323)